RELATED PARTY (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related parties
Current receivables due from related parties	$ 9,450,263	$ 5,370,232
Non-current receivables due from related parties	74,340	156,492
Accounts payable to related companies, current	45,827,859	33,961,437
Embonor S.A. | Shareholder
Related parties
Current receivables due from related parties	4,344,082	4,220,936
Accounts payable to related companies, current	92,325
Embonor S.A. | Shareholder | Sale of Finished Products
Transactions
Sale of goods	41,933,095	42,561,124
Embonor S.A. | Associate | Sale of packaging material
Transactions
Sale of goods			$ 44,310,169
Coca-Cola de Chile S.A. | Shareholder
Related parties
Current receivables due from related parties	2,175,934
Non-current receivables due from related parties	74,340	156,492
Accounts payable to related companies, current	21,286,933	12,458,055
Coca-Cola de Chile S.A. | Shareholder | Purchase of concentrates
Transactions
Purchase of goods	149,933,143	140,609,445	129,660,611
Coca-Cola de Chile S.A. | Shareholder | Purchase of advertising services
Transactions
Purchase of services	3,508,010	1,823,190	7,154,023
Coca-Cola de Chile S.A. | Shareholder | Lease of water fountain
Transactions
Leases as lessee		2,989,115	3,740,351
Coca-Cola de Chile S.A. | Shareholder | Sale of raw materials and other
Transactions
Sale of goods	1,156,744	2,163,225	2,299,634
Coca-Cola de Argentina | Related to director
Related parties
Current receivables due from related parties	1,684,357
UBI 3 (Ades) | Shareholder
Related parties
Current receivables due from related parties	455,823
Alimentos de Soja S.A.U. | Shareholder
Related parties
Current receivables due from related parties	371,712
Accounts payable to related companies, current		71,276
Alimentos de Soja S.A.U. | Shareholder | Payment of fees and services
Transactions
Purchase of services	1,623,794	538,546
Embotelladora Iquique S.A. | Shareholder
Related parties
Current receivables due from related parties	228,387	303,866
Embotelladora Iquique S.A. | Shareholder | Sale of Finished Products
Transactions
Sale of goods	2,570,315	2,650,329	2,749,506
Envases CMF S.A. | Associate
Related parties
Current receivables due from related parties	161,460
Accounts payable to related companies, current	5,702,194	2,807,572
Envases CMF S.A. | Associate | Purchase of containers
Transactions
Purchase of goods	4,096,502
Envases CMF S.A. | Associate | Purchase of bottles
Transactions
Purchase of goods	14,319,777	20,865,624	34,144,348
Envases CMF S.A. | Associate | Purchase of raw materials
Transactions
Purchase of goods	18,914,788	12,617,540
Envases CMF S.A. | Associate | Purchase of caps
Transactions
Purchase of goods	107,859	477,188
Envases CMF S.A. | Associate | Purchase services and others
Transactions
Purchase of services	1,593,798	357,456
Envases CMF S.A. | Associate | Sale of services and others
Transactions
Sale of services		14,944
Envases CMF S.A. | Associate | Purchase of packaging
Transactions
Purchase of goods		2,960,894
Envases CMF S.A. | Associate | Sale of packaging and raw materials
Transactions
Sale of goods	3,981,631	2,942,690
Cervecera Austral S.A. | Related to director
Related parties
Current receivables due from related parties	26,557	16,674
Comercial Patagona Ltda. | Related to director
Related parties
Current receivables due from related parties	1,951
Servicio y Productos para Bebidas Refrescantes S.R.L. | Shareholder
Related parties
Current receivables due from related parties		181,414
Accounts payable to related companies, current	5,479,714
Servicio y Productos para Bebidas Refrescantes S.R.L. | Shareholder | Purchase of concentrates
Transactions
Purchase of goods	98,947,407	272,541,272	114,427,713
Servicio y Productos para Bebidas Refrescantes S.R.L. | Shareholder | Advertising participation payment
Transactions
Advertising participation payment	5,727,498	12,584,231	14,680,603
Coca-Cola del Valle New Ventures S.A. | Shareholder | Sale of services and others
Transactions
Sale of services	1,391,110	1,444,162
Coca-Cola del Valle New Ventures S.A. | Associate
Related parties
Current receivables due from related parties		647,342
Accounts payable to related companies, current	649,046
Coca-Cola del Valle New Ventures S.A. | Associate | Administrative and commercial services
Transactions
Purchase of services			180,000
Recofarma do Industrias Amazonas Ltda. | Shareholder
Related parties
Accounts payable to related companies, current	8,681,099	15,891,797
Recofarma do Industrias Amazonas Ltda. | Shareholder | Purchase of concentrates
Transactions
Purchase of goods	95,449,139	196,738,018	25,675,184
Recofarma do Industrias Amazonas Ltda. | Shareholder | Sale of Finished Products
Transactions
Sale of goods			115,706,386
Recofarma do Industrias Amazonas Ltda. | Shareholder | Refund and other purchases
Transactions
Purchase of goods	7,641,736	5,099,040
Leao Alimentos e Bebidas Ltda. | Associate
Related parties
Accounts payable to related companies, current	3,132,515	2,539,052
Leao Alimentos e Bebidas Ltda. | Associate | Advertising participation payment
Transactions
Advertising participation payment			11,658,142
Leao Alimentos e Bebidas Ltda. | Associate | Purchase of Products
Transactions
Purchase of goods	357,286	104,103
Monster | Shareholder
Related parties
Accounts payable to related companies, current	664,565
Envases del Pacfico S.A. | Shareholder | Purchase of concentrates
Transactions
Purchase of goods			1,751,011
Envases del Pacfico S.A. | Related to director
Related parties
Accounts payable to related companies, current	139,468	193,685
Envases del Pacfico S.A. | Related to director | Purchase of raw materials and materials
Transactions
Purchase of goods	1,007,382	1,676,013
Parque Arauco S.A. | Related to director | Rent of spaces
Transactions
Leases as lessee	91,685	90,032
Euroamerica Seguros de Vida S.A. | Related to director | Purchase of insurance policies
Transactions
Purchase of services		312,231
Coca-Cola Peru | Shareholder | Purchase of raw materials
Transactions
Purchase of goods			$ 4,188,812
Coca-Cola Peru | Shareholder | Purchase of concentrate and marketing recovery
Transactions
Purchase of goods		7,147,534
Sorocaba Refrescos S. A. | Associate | Purchase of Products
Transactions
Purchase of goods	698,090	574,881
KAIK Participacoes | Associate | Refund and other purchases
Transactions
Purchase of goods		6,614
KIAK Participaciones | Subsidiary | Purchase of concentrate and marketing recovery
Transactions
Purchase of goods	42,292
Latam Airlines Group S.A. | Related to director | Sale of products
Transactions
Sale of goods		652,588
Trop Frutas do Brasil Ltda. | Associate | Purchase of Products
Transactions
Purchase of goods	86,994	$ 317,565
Sinea S.A. | Ownership held by an officer's uncle | Purchase of raw materials and materials
Transactions
Purchase of goods	$ 581,508